S-4 Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative	$ 4,709,435	$ 2,519,918	$ 9,428,570	$ 4,349,421	$ 11,828,573	$ 9,329,258
Loss from operations	7,122,153	4,007,182	14,661,489	7,035,540	18,541,074	13,505,287
Gain on forgiveness of deferred underwriting fee payable	1,113,200	0	1,113,200	0
Income (loss) before income taxes	16,521,543	(26,363,552)	6,488,627	(34,300,623)	(52,349,259)	(35,753,239)
Income tax expense	0	0	0	0	0	0
Net income (loss)	$ 16,521,543	$ (26,363,552)	$ 6,488,627	$ (34,300,623)	$ (52,349,259)	$ (35,753,239)
Weighted average number of common shares outstanding - basic (in shares)	292,800,860	202,011,699	257,334,845	200,700,960	207,458,865	93,014,690
Weighted average number of common shares outstanding - diluted (in shares)	3,156,751,903	202,011,699	3,148,785,358	200,700,960	207,458,865	93,014,690
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)	$ 0.05	$ (0.13)	$ 0.02	$ (0.18)	$ (0.26)	$ (0.40)
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)	$ 0.01	$ (0.13)	$ 0.00	$ (0.18)	$ (0.26)	$ (0.40)
TLG Acquisition One Corp
General and administrative	$ 1,666,324	$ 84,749	$ 3,051,026	$ 158,982	$ 4,353,919	$ 4,332,947
General and administrative expenses—related party	21,000	21,000	42,000	41,500	83,500	78,000
Franchise tax expenses	50,000	50,000	100,000	138,844	238,894	209,995
Loss from operations	1,737,324	155,749	3,193,026	339,326	4,676,313	4,620,942
Gain on forgiveness of deferred underwriting fee payable			1,113,200	0
Offering costs associated with derivative warrant liabilities					0	(1,413,340)
Change in fair value of working capital loan - related party	428,594	0	886,513	0	689,630	0
Change in fair value of derivative warrant liabilities	600,000	2,400,000	0	9,000,000	9,800,000	23,933,330
Income from cash and investments held in Trust Account	759,391	568,143	1,371,765	600,790	5,683,750	23,684
Income (loss) before income taxes	1,163,861	2,812,394	178,452	9,261,464	11,497,067	17,922,732
Income tax expense	(382,744)	(57,686)	(500,843)	(57,686)	(1,055,679)	0
Net income (loss)	$ 781,117	$ 2,754,708	$ (322,391)	$ 9,203,778	$ 10,441,388	$ 17,922,732
Common Class A | TLG Acquisition One Corp
Weighted average number of common shares outstanding - basic (in shares)	7,948,405	40,000,000	7,948,405	40,000,000	39,824,375	36,602,740
Weighted average number of common shares outstanding - diluted (in shares)	7,948,405	40,000,000	7,948,405	40,000,000	39,824,375	36,602,740
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)	$ 0.06	$ 0.06	$ (0.02)	$ 0.18	$ 0.21	$ 0.39
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)	$ 0.06	$ 0.06	$ (0.02)	$ 0.18	$ 0.21	$ 0.39
Common Class F | TLG Acquisition One Corp
Weighted average number of common shares outstanding - basic (in shares)	5,000,000	10,000,000	5,801,105	10,000,000	10,000,000	9,893,836
Weighted average number of common shares outstanding - diluted (in shares)	5,000,000	10,000,000	5,801,105	10,000,000	10,000,000	9,893,836
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)	$ 0.06	$ 0.06	$ (0.02)	$ 0.18	$ 0.21	$ 0.39
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)	$ 0.06	$ 0.06	$ (0.02)	$ 0.18	$ 0.21	$ 0.39